Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants (Details) - Fair Value Level 3 [Member]	Mar. 31, 2021	Dec. 31, 2020 Year	Oct. 23, 2020 $ / shares Year
Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding	24.25	21.75	21.00
Stock price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding	10.11	11.00	10.00
Expected Life of Options to Convert
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding		5.647	5.833
Risk-free rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding	0.980	0.469	0.460
Dividend yield [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding	0.00	0.00	0.0